Note 7 - Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about finance income (cost) [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Finance income:
Interest income	326	35	1,675
Interest income on receivables from sales of investments (Note 13)	-	-	3,675
Net gain on investment portfolio (Note 3)	13,033	-	15,946
Other finance income	275	88	157
Total finance income	13,633	123	21,454
Finance expenses:
Interest expense	(447)	(316)	(282)
Net loss on investment portfolio (Note 3)	-	(4,944)	-
Fair value loss on receivable from sale of investment (Note 13)	-	-	(37,923)
Other finance costs	(69)	(1,652)	(1,524)
Total finance expenses	(516)	(6,912)	(39,729)
Foreign exchange gain (loss):
Unrealized foreign exchange gain (loss)	2,365	(494)	(1,512)
Realized foreign exchange gain (loss)	(1,532)	(1,320)	355
Total foreign exchange gain (loss)	833	(1,814)	(1,157)
Net finance income (expense)	13,950	(8,603)	(19,432)